UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22980

 NAME OF REGISTRANT:                     Angel Oak Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: One Buckhead Plaza
                                         3060 Peachtree Road NW Suite
                                         500
                                         Atlanta, GA 30305

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dory Black, c/o Angel Oak
                                         Capital Advisors, LLC
                                         One Buckhead Plaza
                                         3060 Peachtree Road NW Suite
                                         500
                                         Atlanta, GA 30305

 REGISTRANT'S TELEPHONE NUMBER:          404-953-4900

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


Angel Oak Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY INSTL CASH PORTFOLIOS                                                              Agenda Number:  934286421
--------------------------------------------------------------------------------------------------------------------------
        Security:  316175207
    Meeting Type:  Special
    Meeting Date:  12-Feb-2016
          Ticker:  FMPXX
            ISIN:  US3161752072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ELIZABETH S. ACTON                                        Mgmt          No vote
       JOHN ENGLER                                               Mgmt          No vote
       ALBERT R. GAMPER, JR.                                     Mgmt          No vote
       ROBERT F. GARTLAND                                        Mgmt          No vote
       ABIGAIL P. JOHNSON                                        Mgmt          No vote
       ARTHUR E. JOHNSON                                         Mgmt          No vote
       MICHAEL E. KENNEALLY                                      Mgmt          No vote
       JAMES H. KEYES                                            Mgmt          No vote
       MARIE L. KNOWLES                                          Mgmt          No vote
       GEOFFREY A. VON KUHN                                      Mgmt          No vote



Angel Oak High Yield Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Angel Oak Multi-Strategy Income Fund
--------------------------------------------------------------------------------------------------------------------------
 FIDELITY INSTL CASH PORTFOLIOS                                                              Agenda Number:  934286421
--------------------------------------------------------------------------------------------------------------------------
        Security:  316175207
    Meeting Type:  Special
    Meeting Date:  12-Feb-2016
          Ticker:  FMPXX
            ISIN:  US3161752072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ELIZABETH S. ACTON                                        Mgmt          No vote
       JOHN ENGLER                                               Mgmt          No vote
       ALBERT R. GAMPER, JR.                                     Mgmt          No vote
       ROBERT F. GARTLAND                                        Mgmt          No vote
       ABIGAIL P. JOHNSON                                        Mgmt          No vote
       ARTHUR E. JOHNSON                                         Mgmt          No vote
       MICHAEL E. KENNEALLY                                      Mgmt          No vote
       JAMES H. KEYES                                            Mgmt          No vote
       MARIE L. KNOWLES                                          Mgmt          No vote
       GEOFFREY A. VON KUHN                                      Mgmt          No vote



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Angel Oak Funds Trust
By (Signature)       /s/ Dory Black
Name                 Dory Black
Title                President
Date                 08/02/2016